Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the years ended
March 31, 2016
and
2017
were as follows:

	Thousands of Yen
	2016	2017

Balance at beginning of the year	¥568,869	¥595,183

Liabilities incurred	45,169	31,980
Liabilities settled	(31,321)	–
Accretion expense	12,466	12,331

Balance at end of the year	¥595,183	¥639,494